As filed with the Securities and Exchange Commission on May 16, 2012

              1933 Act File No. 333-173724

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No. ___

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Post-Effective Amendment No. 2

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EATON VANCE MUNICIPALS TRUST

(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts  02110

(Address of Principal Executive Offices)

  (617) 482-8260

(Registrant's Telephone Number)

Maureen A. Gemma

Two International Place, Boston, Massachusetts  02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered:  Shares of Beneficial Interest of Eaton Vance National Municipal Income Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.  Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 033-00572).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A

-

Proxy Statement/Prospectus

Part B

-

Statement of Additional Information

Part C

-

Other Information

Signature Page

Exhibit Index

Exhibits

Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-168229 (the “Registration Statement”) filed on April 26, 2011 (Accession No. 0000940394-11-000446) and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement filed on June 30, 2011 (Accession No. 0000940934-11-000844).  Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Michigan Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund (each a series of the Registrant) with Eaton Vance National Municipal Income Fund, a series of the Registrant.

PART C

OTHER INFORMATION

Item 15.

Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The advisory agreements of the Registrant provide the investment adviser limitation of liability to the Trust and its shareholders in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.

Exhibits

(1)	(a)

Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695) and incorporated herein by reference.  As used herein, references to Post-Effective Amendments are to post-effective amendments to the Registrant’s registration statement on Form N-1A.

(b)

Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 filed July 3, 1997 (Accession No. 0000950156-97-000565) and incorporated herein by reference.

(c)

Amendment dated August 11, 2008 to the Declaration of Trust filed as Exhibit (a)(3) to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-001475) and incorporated herein by reference.

(d)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(4) to Post-Effective Amendment No. 135 filed December 23, 2011 (Accession No. 0000940394-11-001401) and incorporated herein by reference.

(e)

Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, amended and restated effective February 7, 2011 filed as Exhibit (a)(4) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.

(2)	(a)	By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695) and incorporated herein by reference.
(b)

Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695) and incorporated herein by reference.

	(c)	Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 89 filed November 26, 2002 (Accession No. 0000940394-02-000685) and incorporated herein by reference.
	(d)	Amendment to By-Laws dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 99 filed March 2, 2005 (Accession No. 0000940394-05-000247) and incorporated herein by reference.
(e)

Amendment to By-Laws dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 107 filed January 3, 2007 (Accession No. 0000940394-07-000005) and incorporated herein by reference.

(f)

Amendment to By-Laws dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment No. 115 filed November 24, 2008 (Accession No. 0000940394-08-001475) and incorporated herein by reference.

(g)

Amendment to By-Laws dated October 17, 2011 filed as Exhibit (b)(7) to Post-Effective Amendment No. 135 filed December 23, 2011 (Accession No. 0000940394-11-001401) and incorporated herein by reference.

	(h)	Amended and Restated By-Laws adopted April 23, 2012 filed herewith.
(3)		Voting Trust Agreement – not applicable.
(4)

Agreement and Plan of Reorganization by and among Eaton Vance Municipals Trust, on behalf of its series, Eaton Vance Michigan Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund with Eaton Vance Municipals Trust on behalf of its series, Eaton Vance National Municipal Income Fund filed herewith.

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)

Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance Alabama Municipals Fund, Eaton Vance Arizona Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance Pennsylvania Municipals Fund, Eaton Vance Rhode Island Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund, Eaton Vance Virginia Municipals Fund and Eaton Vance West Virginia Municipals Fund filed as Exhibit (d)(1) to Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-04-001055) and incorporated herein by reference.

(b)

Form of Investment Advisory Agreement with Boston Management and Research for Eaton Vance California Municipals Fund and Eaton Vance National Municipals Fund filed as Exhibit (d)(2) to Post-Effective Amendment No. 96 filed November 24, 2004 (Accession No. 0000940394-04-001055) and incorporated herein by reference.

(c)

Investment Advisory and Administrative Agreement between Eaton Vance Municipals Trust, on behalf of Eaton Vance Municipal Opportunities Fund, and Eaton Vance Management dated May 31, 2011 filed as Exhibit (d)(3) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.

(7)	(a)

(i)

Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 67 filed July 29, 1997 (Accession No. 0000950156-97-000592) and incorporated herein by reference.

(b)

(ii)

Amended Schedule A to Distribution Agreement dated August 6, 2007 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-001184) and incorporated herein by reference.

(c)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-01545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(8)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(9)	(a)

Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 filed November 30, 2010 (Accession No. 0000940394-10-001163) and incorporated herein by reference.

(b)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-0010000).

(10)	(a)

(i)

Eaton Vance Municipals Trust Class A Distribution Plan adopted June 23, 1997 and amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 106 filed November 28, 2006 (Accession No. 0000940394-06-000888) and incorporated herein by reference.

(ii)

Amended Schedule A to Class A Distribution Plan dated June 23, 1997 and amended April 24, 2006 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 130 filed May 26, 2011 (Accession No. 0000940394-11-000611) and incorporated herein by reference.

(b)

Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 filed September 29, 1997 (Accession No. 0000950156-97-000827) and incorporated herein by reference.

(c)

(i)

Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 filed September 29, 1997 (Accession No. 0000950156-97-000827) and incorporated herein by reference.

(ii)

Amended Schedule A to Class C Distribution Plan dated August 6, 2007 filed as Exhibit (m)(3)(b) to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-001185) and incorporated herein by reference.

(d)

(i)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

(ii)

Schedule A effective April 30, 2012 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(2) to Post-Effective Amendment No. 121 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(iii)

Schedule B effective April 30, 2012 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(3) to Post-Effective Amendment No. 121 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(iv)

Schedule C effective April 30, 2012 to Amended and Restated Multiple Class Plan filed as Exhibit (n)(4) to Post-Effective Amendment No. 121 of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 26, 2012 (Accession No. 0000940394-12-000429) and incorporated herein by reference.

(11)

Opinion and Consent of Counsel as to legality of securities being registered by Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(12)	(a)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders of Eaton Vance Michigan Municipal Income Fund filed herewith.
	(b)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders of Eaton Vance Rhode Island Municipal Income Fund filed herewith.
(13)	(a)

(i)

Amended Administrative Services Agreement between Eaton Vance Municipals Trust (on behalf of each of its series) and Eaton Vance Management with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 filed September 15, 1995 (Accession No. 0000950156-95-000695) and incorporated herein by reference.

(ii)

Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 67 filed July 3, 1997 (Accession No. 0000950156-95-000565) and incorporated herein by reference.

(b)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as exhibit (h)(4) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(c)

Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as exhibit (h)(5) to Post-Effective Amendment No. 121 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

(14)

Consent of Independent Registered Public Accounting Firm regarding financial statements of Registrant filed as Exhibit (14) to Post-Effective Amendment No. 1 of this Registration Statement on Form N-14 filed June 30, 2011 (Accession No. 0000940394-11-000844) and incorporated herein by reference.

(15)		Omitted Financial Statements – not applicable
(16)	(a)

Powers of Attorney for Eaton Vance Municipals Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 filed November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.

(b)

Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of Eaton Vance Municipals Trust dated January 25, 2006 filed as Exhibit (q)(2) to Post-Effective Amendment No. 104 filed January 31, 2006 (Accession No. 0000940394-06-000148) and incorporated herein by reference.

(c)

Powers of Attorney for Eaton Vance Municipals Trust dated April 23, 2007 filed as Exhibit (q)(3) to Post-Effective Amendment No. 111 filed October 4, 2007 (Accession No. 0000940394-07-001184) and incorporated herein by reference.

(d)

Power of Attorney for Eaton Vance Municipals Trust dated January 1, 2008 filed as Exhibit (q)(4) to Post-Effective Amendment No. 113 filed January 25, 2008 (Accession No. 0000940394-08-000065) and incorporated herein by reference.

(e)

Power of Attorney for Eaton Vance Municipals Trust dated November 17, 2008 filed as Exhibit (q)(5) to Post-Effective Amendment No. 116 filed December 24, 2008 (Accession No. 0000940394-08-001623) and incorporated herein by reference.

(f)

Power of Attorney for Eaton Vance Municipals Trust dated February 7, 2011 filed as Exhibit (q)(6) to Post-Effective Amendment No. 129 filed March 10, 2011 (Accession No. 0000940394-11-000365) and incorporated herein by reference.

(g)

Power of Attorney for Eaton Vance Municipals Trust dated April 7, 2011 filed as Exhibit (16)(g) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(17)	(a)

(i)

Prospectus dated December 1, 2010, as revised February 17, 2011 of the Eaton Vance Michigan Municipal Income Fund filed as Exhibit (17)(a)(i) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(ii)

Statement of Additional Information, as supplemented, dated December 1, 2010 of Eaton Vance Michigan Municipal Income Fund filed as Exhibit (17)(a)(ii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(iii)

Prospectus, as supplemented, dated February 1, 2011, of Eaton Vance Rhode Island Municipal Income Fund filed as Exhibit (17)(a)(iii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(iv)

Statement of Additional Information, dated February 1, 2011, of Eaton Vance Rhode Municipal Income Fund filed as Exhibit (17)(a)(iv) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(v)

Prospectus, dated February 1, 2011, of Eaton Vance National Municipal Income Fund filed as Exhibit (17)(a)(v) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(vi)

Statement of Additional Information, dated February 1, 2011, of Eaton Vance National Municipal Income filed as Exhibit (17)(a)(vi) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(b)

(i)

Eaton Vance Michigan Municipal Income Fund Annual Report to Shareholders for the period ended July 31, 2010 filed as Exhibit (17)(b)(i) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(ii)

Eaton Vance Rhode Island Municipal Income Annual Report to Shareholders for the period ended September 30, 2010 filed as Exhibit (17)(b)(ii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(iii)

Eaton Vance National Municipal Income Fund Annual Report to Shareholders for the period ended September 30, 2010 filed as Exhibit (17)(b)(iii) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(c)

(i)

Eaton Vance Michigan Municipal Income Fund Semiannual Report to Shareholders for the period ended January 31, 2011 filed as Exhibit (17)(c) to the initial filing of this Registration Statement on Form N-14 filed April 26., 2011 (Accession No. 0000940394-11-000446) and incorporated herein by reference.

(ii)

Eaton Vance Rhode Island Municipal Income Semiannual Report to Shareholders for the period ended March 31, 2011 filed as Exhibit (17)(c)(ii) to Post-Effective Amendment No. 1 of this Registration Statement on Form N-14 filed June 30, 2011 (Accession No. 0000940394-11-000844) and incorporated herein by reference.

(iii)

Eaton Vance National Municipal Income Fund Semiannual Report to Shareholders for the period ended March 31, 2011 filed as Exhibit (17)(c)(iii) to Post-Effective Amendment No. 1 of this Registration Statement on Form N-14 filed June 30, 2011 (Accession No. 0000940394-11-000844) and incorporated herein by reference.

(d)

Proxy Cards filed as Exhibit (17)(d) to Post-Effective Amendment No. 1 of this Registration Statement on Form N-14 filed June 30, 2011 (Accession No. 0000940394-11-000844) and incorporated herein by reference.

Item 17.

Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of May, 2012.

EATON VANCE MUNICIPALS TRUST

/s/ Thomas M. Metzold

Thomas M. Metzold

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Thomas M. Metzold
Thomas M. Metzold	President (Chief Executive Officer)	May 16, 2012

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer)	May 16, 2012

Scott E. Eston*
Scott E. Eston	Trustee	May 16, 2012

Benjamin C. Esty*
Benjamin C. Esty	Trustee	May 16, 2012

Thomas E. Faust Jr. *
Thomas E. Faust Jr.	Trustee	May 16, 2012

Allen R. Freedman*
Allen R. Freedman	Trustee	May 16, 2012

William H. Park*
William H. Park	Trustee	May 16, 2012

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	May 16, 2012

Helen Frame Peters*
Helen Frame Peters	Trustee	May 16, 2012

Lynn A. Stout*
Lynn A. Stout	Trustee	May 16, 2012

Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	May 16, 2012

Ralph F. Verni*
Ralph F. Verni	Trustee	May 16, 2012

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number

Description

(2)	(h)	Amended and Restated By-Laws adopted April 23, 2012
(4)

Agreement and Plan of Reorganization by and among Eaton Vance Municipals Trust, on behalf of its series, Eaton Vance Michigan Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund with Eaton Vance Municipals Trust on behalf of its series, Eaton Vance National Municipal Income Fund

(12)	(a)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders of Eaton Vance Michigan Municipal Income Fund filed herewith.
	(b)	Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders of Eaton Vance Rhode Island Municipal Income Fund filed herewith.